Share-based Compensation - Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 5,564,000	$ 22,737,000	$ 24,612,000
Equity award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	3,585,000	6,761,000	11,176,000
Unrecognized share based compensation expenses related to share options	0	1,900,000	0
Equity award - restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	0	(730,000)
Share-based compensation, amount capitalized	0	0	0
Equity award - restricted shares | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	0	100,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	2,351,000	15,636,000	11,455,000
Unrecognized share based compensation expenses related to restricted shares	0	9,500,000	0
Liability award - venture partners plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	(372,000)	340,000	2,711,000
Restricted Shares, Post-Combination Compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	0	(1,300,000)
Shares Post Combination Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	100,000	400,000
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	82,000	212,000	621,000
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	3,274,000	17,062,000	12,696,000
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	694,000	778,000	4,145,000
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 1,514,000	$ 4,685,000	$ 7,150,000